VIRTUS SECTOR TREND FUND
Virtus Sector Trend Fund

Virtus Sector Trend Fund,

a series of Virtus Opportunities Trust

Supplement dated May 21, 2015 to the Summary and

Statutory Prospectuses dated January 28, 2015, as supplemented

Important Notice to Investors

Virtus Sector Trend Fund

The disclosure in this supplement supersedes the related disclosure for this fund in the Supplement dated May 18, 2015. This supplement contains corrected information in the Annual Fund Operating Expenses table and in the Example table.

In light of changes to the fund’s principal investment strategies that were effective on May 11, 2015, the fund does not expect to incur acquired fund fees and expenses at a level that would require separate disclosure. Accordingly, the “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

All other disclosure concerning the fund, including fees and expenses, remains unchanged from its prospectuses dated January 28, 2015, as supplemented May 11, 2015.

Investors should retain this supplement with the

Prospectuses for future reference.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS SECTOR TREND FUND	Class A	Class C	Class I
Management Fees	0.45%	0.45%	0.45%
Distribution and Servicing (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.98%	1.73%	0.73%

The “Example” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following. This table reflects the effect of the elimination of acquired fund fees and expenses as described above.

Expense Example VIRTUS SECTOR TREND FUND (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	669	869	1,086	1,707
Class C	Sold	276	545	939	2,041
Class I	Sold or Held	75	233	406	906

Expense Example, No Redemption VIRTUS SECTOR TREND FUND (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	669	869	1,086	1,707
Class C	Held	176	545	939	2,041
Class I	Sold or Held	75	233	406	906